Commitments and contingencies - Weighted average remaining lease term and weighted average discount rate (Details)	Dec. 31, 2020
Leased offices
Property, Plant and Equipment [Line Items]
Weighted average lease term (years)	7 years
Weighted average discount rate:	3.30%
Leased equipment
Property, Plant and Equipment [Line Items]
Weighted average lease term (years)	3 years
Weighted average discount rate:	3.40%